Premises and Equipment - Schedule of Minimum Obligation under All Non-Cancellable Lease Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015
Property Plant And Equipment [Abstract]
2016	$ 518
2017	551
2018	451
2019	293
2020	213
2021-2026	483
Total	$ 2,509